PROPERTY AND EQUIPMENT - Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital commitments [line items]
Total commitments	$ 969	$ 766
Less than 1 year
Disclosure of capital commitments [line items]
Total commitments	709	747
Less than 1 year | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments	4
Between 1 and 5 years
Disclosure of capital commitments [line items]
Total commitments	62	19
Between 1 and 5 years | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments	61
More than 5 years
Disclosure of capital commitments [line items]
Total commitments	198	$ 0
More than 5 years | Russia And NTC
Disclosure of capital commitments [line items]
Total commitments	$ 198